Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Oppenheimer Equity Income Fund, Inc.))	0 Months Ended
Feb. 28, 2013
Class A
Operating Expenses:
Management Fees	0.59%
Distribution and/or Service (12b-1) Fees	0.24%
Other Expenses	0.23%
Total Annual Fund Operating Expenses	1.06%
Class B
Operating Expenses:
Management Fees	0.59%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.43%
Total Annual Fund Operating Expenses	2.02%
Class C
Operating Expenses:
Management Fees	0.59%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.26%
Total Annual Fund Operating Expenses	1.85%
Class I
Operating Expenses:
Management Fees	0.59%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.63%
Class N
Operating Expenses:
Management Fees	0.59%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.39%
Total Annual Fund Operating Expenses	1.48%
Class Y
Operating Expenses:
Management Fees	0.59%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.76%